Asset retirement obligations (Tables)	12 Months Ended
Dec. 31, 2020
Asset retirement obligations
Summary of reconciliation of changes in Vermilion's asset obligations

The following table reconciles the change in Vermilion’s asset retirement obligations:

	2020	2019
Balance at January 1	618,201	650,164
Additional obligations recognized	1,484	7,595
Changes in estimated abandonment timing and costs	74,235	39,722
Obligations settled	(14,278)	(19,442)
Accretion	35,318	32,667
Changes in discount rates	(276,673)	(57,635)
Foreign exchange	29,450	(34,870)
Balance at December 31	467,737	618,201

Schedule of risk free rates used to discount the obligations

The country specific risk-free rates used as inputs to discount the obligations were as follows:

	Dec 31, 2020	Dec 31, 2019
Canada	1.2%	1.7%
United States	1.6%	2.4%
France	0.3%	0.9%
Netherlands	(0.6)%	(0.1)%
Germany	(0.2)%	0.3%
Ireland	(0.1)%	0.6%
Australia	1.3%	1.6%